CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 188,362	$ 145,622
Restricted cash	0	8,338
Investment in debt and equity securities	7,283	21,210
Due from related parties	4,392	8,557
Trade accounts receivable	20,003	11,134
Other receivables	26,052	15,444
Inventories	16,395	10,124
Prepaid expenses and accrued income	17,127	6,403
Investment in sales-type leases, direct financing leases and leaseback assets, current portion	15,432	23,484
Financial instruments at fair value, current portion	1,936	0
Total current assets	296,982	250,316
Vessels, rigs and equipment, net	2,646,389	2,230,583
Vessels under finance lease, net	614,763	656,072
Investment in sales-type leases, direct financing leases and leaseback assets, long-term portion	103,591	181,282
Investment in associated companies	16,547	16,635
Capital improvements, newbuildings and vessel purchase deposits	97,860	57,684
Loans and long term receivables from related parties including associates	45,000	45,000
Financial instruments at fair value, long-term portion	26,716	3,184
Other long-term assets	13,482	18,541
Total assets	3,861,330	3,459,297
Current liabilities
Short-term debt and current portion of long-term debt	921,270	302,769
Finance lease liability, current portion	53,655	51,204
Due to related parties	1,936	1,295
Trade accounts payable	7,887	1,770
Accrued expenses	27,198	19,794
Financial instruments at fair value, current portion	16,861	738
Other current liabilities	27,804	22,746
Total current liabilities	1,056,611	400,316
Long-term liabilities
Long-term debt	1,279,786	1,586,445
Finance lease liability, long-term portion	419,341	472,996
Financial instruments at fair value, long-term portion	14,357	17,209
Other long-term liabilities	4	4
Total liabilities	2,770,099	2,476,970
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 300,000,000 shares authorized; 138,562,173 shares issued and outstanding as of December 31, 2022). ($0.01 par value; 300,000,000 shares authorized; 138,551,387 shares issued and outstanding as of December 31, 2021).	1,386	1,386
Additional paid-in capital	616,554	621,037
Contributed surplus	424,562	461,818
Accumulated other comprehensive income/(loss)	8,714	(9,194)
Retained earnings / (accumulated deficit)	40,015	(92,720)
Total stockholders' equity	1,091,231	982,327
Total liabilities and stockholders' equity	$ 3,861,330	$ 3,459,297